Note 21 - Assets Classified as Held for Sale - Reconciliation of the ISS Joint Venture Investment (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2017	Jun. 30, 2019	Jun. 30, 2020	Mar. 31, 2019	Jun. 30, 2021
Statement Line Items [Line Items]
Assets classified as held for sale		$ 13,530	$ 4,080	$ 13,530	$ 0
Current assets		36,283	20,473	29,770	23,993
Non-current assets		36,826	41,907	35,625	52,519
Net assets		73,109	62,380	65,395	76,512
Net assets		22,516	17,890	23,985	40,418
Investment		0	8,225	0	0
Innovative Solar Ventures I, LLC [member]
Statement Line Items [Line Items]
Capital commitment		15,044	15,044	15,044	0
Commission credit		(770)	(770)	(770)	0
Discontinued projects		(847)	(2,079)	(847)	0
Acquisition costs		103	110	103	0
Net assets		13,530	12,305	13,530	0
Assets classified as held for sale		13,530	4,080	13,530	0
Fair value of pre-acquisition equity interest		0	8,225	0	0
Current assets		1,187	2	1,187	0
Non-current assets		27,107	23,277	27,107	0
Net assets		28,294	23,279	28,294	0
Opening net assets		28,294	28,294	28,294	24,390
Commission credit		0	(1,546)	1,514	0
Commission credit on abandonments		0	144	0	0
Sundry income		0	90	0	0
Project swaps		0	0	281	0
Abandoned projects		0	(2,592)	(1,795)	(13,900)
Acquisition of controlling interest		0	0	0	(10,490)
Net assets		$ 28,294	$ 24,390	$ 28,294	0
VivoPower share in %	50.00%	50.00%	50.00%	50.00%
Investment		$ 14,148	$ 12,195	$ 14,148	0
Commission credit		$ (721)	$ 0	$ (721)	$ 0